Real Estate and Other Assets Owned	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Real Estate and Other Assets Owned
(14)	Real Estate and Other Assets Owned:

The Company’s real estate and other assets owned balances at December 31, 2013, and December 31, 2012, represent properties and personal collateral acquired by the Bank through customer loan defaults. The property is recorded at the lower of cost or fair value less estimated cost of to sell at the date acquired with any loss recognized as a charge off through the allowance for loan loss account. Additional real estate and other asset losses may be determined on individual properties at specific intervals or at the time of disposal. Additional losses are recognized as a non-interest expense. For the years ended December 31, 2013, and December 31, 2012, the composition of the Company’s balance in both real estate and other assets owned are as follows:

	December 31,
	2013	2012
One-to-four family mortgages	$350	258
Construction	—	130
Land	1,124	1,112
Non-residential real estate	200	44
Consumer assets	—	4

Total other assets owned	$1,674	1,548